SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Summary of Liabilities - USD ($)	6 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	Apr. 30, 2014
Total Level 3 liabilities	$ 1,258,652		$ 1,245,456	$ 3,280,245
Warrants [Member]
Beginning fair value	1,128,841	$ 3,211,386
Issuance	130,347	44,601
Change in fair value	(163,078)	(1,947,458)
Ending fair value	1,096,110	1,308,529
Non-employee Options [Member]
Beginning fair value	116,615	68,859
Vesting	40,178	51,809
Change in fair value	5,749	(28,247)
Ending fair value	162,542	92,421
Total [Member]
Total Level 3 liabilities	$ 1,258,652	$ 1,400,950